July 9, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK No. 0001112996
Invesco Pennsylvania Tax Free Income Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on July 1, 2015 (Accession Number: 0001193125-15-242232).

Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel